UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ 268,811	$ (60,272)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	43,802	42,292
Stock-based compensation	79,383	88,336
Amortization of operating lease assets	10,150	8,637
Non-cash compensation cost to non-controlling interest shareholders	8,281	15,587
Provision of allowance for credit losses	7,255	3,940	$ 4,440
Deferred income taxes	(2,397)	(22,647)
Foreign currency exchange loss	5,523	53,816
Loss from equity method investments	5,716	1,220
Dividend received from equity method investments	771	5,742
(Gain) loss on sale of investments	1,184	(166)
Fair value changes through earnings on investments, net	(17,594)	273,950
Investment related impairment and provision	23,360	35,743
Impairment of intangible assets		10,176
Gain on disposal of property and equipment	(360)	(212)
Amortization of issuance cost of convertible debt, unsecured senior notes and long-term loans	4,819	4,833
Changes in assets and liabilities:
Prepaid expenses and other current assets	(343)	(24,054)
Other non-current assets	(9,327)	(15,916)
Accounts payable	18,528	(20,539)
Accrued and other liabilities	(50,751)	(93,050)
Deferred revenues	3,822	5,826
Operating lease liabilities	(7,244)	(8,218)
Income taxes payable	23,211	(47,901)
Net cash provided by operating activities	454,633	404,964
Cash flows from investing activities:
Purchases of bank time deposits and wealth management products	(348,109)	(198,460)
Maturities of bank time deposits and wealth management products	500,740	697,873
Investment in and prepayment on long-term investments	(598,681)	(176,999)
Proceeds from disposal of/refund of prepayment on long-term investments	341,905	79,877
Proceeds from disposal of property and equipment	371	213
Purchases of property and equipment	(29,271)	(27,868)
Prepayment for purchase of SINA Plaza		(153,572)
Payment for acquisitions, net of cash acquired	(222,818)	(6,324)
Prepayment to agent for share repurchase		(2,318)
Return of prepayment to agent for share repurchase	2,318
Net cash provided by (used in) investing activities	(380,112)	214,053
Cash flows from financing activities:
Payments for issuance costs of global offering	(19)	(8,414)
Proceeds from long-term loans, net of issuance costs	5,000
Payments for issuance costs of long-term loans	(18)
Payments to non-controlling shareholders	(4,028)	(5,406)
Payments for share repurchases		(57,682)
Dividends paid to shareholders	(200,130)
Net cash used in financing activities	(199,195)	(71,502)
Effect of exchange rate changes on cash and cash equivalents	(111,087)	(212,317)
Net increase (decrease) in cash and cash equivalents	(235,761)	335,198
Cash and cash equivalents at the beginning of the period	2,690,768	2,423,703	2,423,703
Cash and cash equivalents at the end of the period	2,455,007	2,758,901	$ 2,690,768
Supplemental disclosures of cash flow information:
Cash paid for interest expenses on convertible debt/unsecured senior notes/long-term loans	(95,928)	(58,937)
Cash paid for income taxes	(51,001)	(119,763)
Non-cash investing and financing activities:
Property and equipment in accounts payable	4,006	7,148
Unpaid consideration for acquisition	(455)
Unpaid consideration for purchase of a subsidary's non-controlling interests	822
Third parties
Changes in assets and liabilities:
Accounts receivable due from	8,203	136,863
Related party | Alibaba
Changes in assets and liabilities:
Accounts receivable due from	19,663	35,779
Related party | SINA
Changes in assets and liabilities:
Amount due from SINA	2,329	(17,384)
Cash flows from investing activities:
Loan to SINA	(829,984)	(830,763)
Repayment of loan by SINA	803,417	832,394
Other related parties
Changes in assets and liabilities:
Accounts receivable due from	$ 7,838	$ (7,417)